S000093508 [Member] Expense Example - Northern Trust 2045 Inflation-Linked Distributing Ladder ETF - Northern Trust 2045 Inflation-Linked Distributing Ladder ETF	Nov. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32